Trade and other payables and accrued expenses	12 Months Ended
Dec. 31, 2021
Trade and other payables and accrued expenses [Abstract]
Trade and other payables and accrued expenses
12.	Trade and other payables and accrued expenses

	As of December 31,
In CHF thousands	2021	2020
Trade and other payables	2,003	2,184
Total trade and other payables	2,003	2,184

Accrued research and development costs	10,361	5,298
Accrued payroll expenses	3,562	3,494
Accrued stamp duty	778	—
Accrued liabilities	952	686
Other accrued expenses	1,083	1,607
Total accrued expenses	16,736	11,085

An accrual of CHF 3.7 million was recognized as part of our cost sharing arrangement with Janssen within accrued research and development costs, CHF 2.3 million was recognized for performance-related remuneration within accrued payroll expenses and CHF 0.8 million was recognized as accrued stamp duty for the issuance of shares as part of the Company’s asset acquisition as of December 31, 2021. This compares with nil, CHF 2.1 million and nil recognized respectively for the comparable period.